Goodwill and Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	$ 6,011.6	$ 3,098.2
Acquisitions	130.8	2,920.6
Divestiture	(47.8)
Other	(3.5)	(7.2)
Goodwill, Ending Balance	6,091.1	6,011.6
U.S. Retail Coffee [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	1,742.9	1,743.1
Acquisitions	348.0	(0.3)
Divestiture	0.0
Other	0.0	0.1
Goodwill, Ending Balance	2,090.9	1,742.9
U.S. Retail Consumer Foods [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	1,140.8	1,095.5
Acquisitions	494.7	47.9
Divestiture	(33.6)
Other	(1.0)	(2.6)
Goodwill, Ending Balance	1,600.9	1,140.8
U.S. Retail Pet Foods [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	2,812.1	0.0
Acquisitions	(842.6)	2,812.1
Divestiture	0.0
Other	0.0	0.0
Goodwill, Ending Balance	1,969.5	2,812.1
International and Foodservice [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	315.8	259.6
Acquisitions	130.7	60.9
Divestiture	(14.2)
Other	(2.5)	(4.7)
Goodwill, Ending Balance	429.8	$ 315.8
Big Heart [Member]
Summary of changes in the company's goodwill
Acquisitions	$ 3,000.0